UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C.  20549

                                    Form 13F

                              Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: December 31, 2000

Check here if Amendment [  ]; Amendment Number:
This Amendment (Check only one.): [  ] is a restatement.
                                  [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    McGarr Capital Management Corp.
Address: 2911 Turtle Creek Blvd., Suite 907

         Dallas, TX  75219

13F File Number:  28-06900

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      Cappy R. McGarr
Title:     President
Phone:     (214) 522-2577

Signature, Place, and Date of Signing:

     Cappy R. McGarr     Dallas, TX     February 15, 2001


Report Type (Check only one.):

[ X]         13F HOLDINGS REPORT.

[  ]         13F NOTICE.

[  ]         13F COMBINATION REPORT.


List of Other Managers Reporting for this Manager:



I AM SIGNING THIS REPORT AS REQUIRED BY THE THE SECURITIES EXCHANGE
ACT OF 1934.

                              FORM 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:         0

Form13F Information Table Entry Total:     9

Form13F Information Table Value Total:     72737


List of Other Included Managers:

List of Other Managers Reporting for this Manager:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional managers with respect to which this report is filled, other than the manager filing this report.

NONE


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
                                                     FORM 13F INFORMATION TABLE
                            TITLE
                            OF                               VALUE  SHARES/ SH/ PUT/ INVSTMT OTHER             VOTING AUTHORITY
NAME OF ISSUER              CLASS               CUSIP     (x$1000)  PRN AMT PRN CALL DSCRETN MANAGERS         SOLE   SHARED     NONE
------------------------------------------------------------------------------------------------------------------------------------
CALPINE CORP                COM                 131347106     6687   148400 SH       SOLE                   148400
CISCO SYS INC               COM                 17275R102     5386   140800 SH       SOLE                   140800
CITIGROUP INC               COM                 172967101     9026   176765 SH       SOLE                   176765
CLEAR CHANNEL COMMUNICATIONSCOM                 184502102     7016   144838 SH       SOLE                   144838
GOLDMAN SACHS GROUP INC     COM                 38141G104     5368    50200 SH       SOLE                    50200
LEHMAN BROS HLDGS INC       COM                 524908100     5572    82400 SH       SOLE                    82400
PLAYTEX PRODS INC           COM                 72813P100    21196  2202200 SH       SOLE                  2202200
SUN MICROSYSTEMS INC        COM                 866810104     5497   197200 SH       SOLE                   197200
WILLIAMS COS INC DEL        COM                 969457100     6989   175000 SH       SOLE                   175000